Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Related Party Transactions

8 - Related Party Transactions

The Company utilizes the programming services of a company managed by its Chief Technology Officer. Payments to this company were $42,076 and $81,034 for the three and six month periods ended June 30, 2013 and $44,745 and $83,754 for the three and six month periods ended June 30, 2012, respectively..

9 - Related Party Transactions

The Company utilizes the programming services of a company managed by its Chief Technology Officer. Payments to this company were $198,492 and $100,046 for the years ended December 31, 2012 and 2011, respectively.

In March 2011, the Company entered into a lending facility that provides for advances of up to $500,000 with interest at 12% per annum payable monthly. The promissory note was provided by an investor in Ad-Vantage’s preferred stock. The lending facility matures in 36 months and any principal balance is due and payable 90 days after the note matures and the Company has received written notice of demand for payment. A total of $80,000 was borrowed under this promissory note on September 1, 2011 and an additional $30,000 on October 3, 2011. All outstanding balances under this facility were paid in full on November 1, 2011.

On July 12, 2012, Ad-Vantage borrowed $1,400,000 from JMG in anticipation of the Merger of the two companies pursuant to a senior secured promissory note. The note was secured by a lien on all assets of the Company, bears interest at 10% per annum and was due and payable in full on or before the earliest of: (a) the Closing Date of the Merger, (b) January 9, 2014 and (c) the date of any default as specified by the note. The note was converted on September 1, 2012 at the time of the Merger between the two companies into an intra-company obligation that eliminates in consolidation.